SHARE-BASED COMPENSATION - Schedule of total expensed for share based payment plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 9,055	$ 8,405	$ 4,990
Board of Management options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	0	86	625
Employee options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	4,262	2,964	2,419
Long term incentive plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	4,793	5,304	1,946
Bonus shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 0	$ 51	$ 0